Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Assets Measured at Fair Value on Recurring Basis

The following table summarizes assets measured at fair value on a recurring basis at March 31, 2020 (in thousands):

Description	March 31, 2020	Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Cash	$17	$17	$—	$—
Money market funds (included in cash and cash equivalents)	61,215	61,215	—	—
U.S. treasury securities (included in marketable securities)	15,111	15,111	—	—

Total	$76,343	$76,343	$—	$—

The following table summarizes assets measured at fair value on a recurring basis at December 31, 2019 (in thousands):

Description	December 31, 2019	Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Money market funds (included in cash and cash equivalents)	$33,774	$33,774	$—	$—
U.S. treasury securities (included in marketable securities)	57,699	57,699	—	—

Total	$91,473	$91,473	$—	$—

The following table summarizes assets measured at fair value on a recurring basis at December 31, 2019 (in thousands):

Description	December 31, 2019	Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Money market funds (included in cash and cash equivalents)	$33,774	$33,774	$—	$—
U.S. treasury securities (included in marketable securities)	57,699	57,699	—	—

Total	$91,473	$91,473	$—	$—

The following table summarizes assets measured at fair value on a recurring basis at December 31, 2018 (in thousands):

Description	December 31, 2018	Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Money market funds (included in cash and cash equivalents)	$6,804	$6,804	$—	$—
U.S. treasury securities (included in cash and cash equivalents)	238	238	—	—
U.S. treasury securities (included in marketable securities)	100,986	100,986	—	—

Total	$108,028	$108,028	$—	$—

Schedule of Estimated Useful Lives of Property and Equipment

The estimated useful lives of property and equipment are as follows:

Useful Life (in years)
Leasehold improvements	Lesser of useful life or remaining lease term
Machinery and equipment	2-8 years
Furniture and fixtures	3-5 years
Computers	1-5 years
Office equipment	3-5 years
Software	3-5 years